Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Period-end capital amounts and capital ratios

The period-end capital amounts and capital ratios of Huntington and the Bank are as follows:

	Tier 1 risk-based capital (1)		Total risk-based capital (1)		Tier 1 leverage capital (1)
(dollar amounts in thousands)	2013	2012	2013	2012	2013	2012

Huntington Bancshares Incorporated
Amount	$6,099,629	$5,741,410	$7,239,035	$6,928,339	$6,099,629	$5,741,410
Ratio	12.28%	12.02%	14.57%	14.50%	10.67%	10.36%

The Huntington National Bank
Amount	$5,682,067	$5,003,247	$6,520,190	$6,093,620	$5,682,067	$5,003,247
Ratio	11.45%	10.49%	13.14%	12.78%	9.97%	9.05%

(1)	In accordance with applicable regulatory reporting guidance, we are not required to retrospectively update historical filings for newly adopted accounting principles. Therefore, regulatory capital data has not been updated for the adoption of ASU 2014-01.